Accounts Receivables, Net - Summary of Movements in Allowance for Credit Losses of Accounts Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	¥ 15,683
Balance at beginning of the year	2,126	¥ 665	¥ 952
Current year provision, net of recovery	(1,204)	1,461	(287)
Current year write-off	0	0	0
Balance at end of the year	1,132	15,683
Balance at end of the year	¥ 922	¥ 2,126	¥ 665